Summary of Significant Accounting Policies - Summary Of Contract Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Contract assets	¥ 553,676	¥ 593,500
Less: Allowance for uncollectible accounts	0	0
Total	¥ 553,676	¥ 593,500